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Jon Gaines jonathan.gaines@dechert.com +1 212 641 5600 Direct +1 212 698 0446 Fax

November 2, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:   Asen Parachkevov, Division of Investment Management

Re:	Alternative Investment Partners Absolute Return Fund STS (“Feeder Fund”)

Investment Company Act File Number 811-21831

Alternative Investment Partners Absolute Return Fund (“Master Fund”)
Investment Company Act File Number 811-21767
(each a “Fund,” and collectively, the “Funds”)

Dear Mr. Parachkevov:

On behalf of each Fund, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a copy of Pre-Effective Amendment No. 1 to each Fund’s Registration Statement on Form N-2. No fees are required in connection with these filings.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 641-5600. Thank you.

Best regards,

/s/ Jonathan Gaines
Jonathan Gaines